Unaudited Interim Condensed Consolidated Balance Sheets - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Non-current assets	€ 221,548	€ 231,520
Intangible assets	29,652	32,700
Right of use assets	47,679	48,285
Property, plant and equipment	122,980	125,545
Investments in associates	0	2,124
Deferred tax assets	2,943	3,582
Other non-current assets	18,294	19,282
Current assets	476,535	585,832
Inventories	96,462	124,098
Trade receivables	57,732	44,013
Other current assets	59,165	71,036
Cash and cash equivalents	261,042	346,686
Assets classified as held for sale	2,134	0
TOTAL ASSETS	698,083	817,352
EQUITY
Capital and reserves attributable to the Company’s equity holders	164,983	170,581
Share capital	17,603	15,786
Share premium	501,638	409,258
Other reserves	51,791	52,512
Retained earnings/(Accumulated deficit)	(306,974)	(233,549)
Loss for the period	(99,075)	(73,425)
LIABILITIES
Non-current liabilities	158,889	277,791
Borrowings	93,364	50,726
Lease liabilities	52,643	53,687
Contract liabilities	2,974	4,741
Refund liabilities	6,587	158,970
Provisions	1,357	8,308
Deferred tax liabilities	1,784	1,290
Other liabilities	181	69
Current liabilities	374,211	368,979
Borrowings	12,494	7,107
Trade payables and accruals	74,973	68,119
Income tax liability	137	83
Tax and Employee-related liabilities	16,036	17,249
Lease liabilities	3,118	3,135
Contract liabilities	6,906	124,017
Refund liabilities	225,712	95,611
Provisions	27,691	48,708
Other liabilities	7,145	4,950
TOTAL LIABILITIES	533,100	646,771
TOTAL EQUITY AND LIABILITIES	€ 698,083	€ 817,352